Shareholder Report, Line Graph (Details) - USD ($)					2 Months Ended	5 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	17 Months Ended	21 Months Ended	24 Months Ended	25 Months Ended	33 Months Ended	36 Months Ended	37 Months Ended	48 Months Ended	49 Months Ended	60 Months Ended	61 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Feb. 29, 2024	Nov. 01, 2022	Jul. 09, 2020	Jul. 31, 2015	Apr. 30, 2024	Jul. 31, 2024	Oct. 31, 2024	Jul. 31, 2023	Jan. 31, 2025	Jul. 31, 2025	Jul. 31, 2016	Jul. 31, 2021	Apr. 30, 2025	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2017	Jul. 31, 2022	Jul. 31, 2025	Jul. 31, 2018	Jul. 31, 2023	Jul. 31, 2019	Jul. 31, 2024	Jul. 31, 2020	Jul. 31, 2025	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025
C000238442 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Nuveen Securitized Credit Managed Accounts Portfolio at NAV
Accumulated Value		$ 10,000						$ 10,682							$ 11,516			$ 12,109
C000238439 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Nuveen Emerging Markets Debt Managed Accounts Portfolio at NAV
Accumulated Value		10,000						10,993							11,779			12,620
C000238441 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Nuveen Preferred Securities and Income Managed Accounts Port. at NAV
Accumulated Value		10,000						10,357							11,792			12,959
C000219780 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Nuveen Core Impact Bond Managed Accounts Portfolio at NAV
Accumulated Value			$ 10,000									$ 10,252					$ 8,932			$ 8,535		$ 9,107		$ 9,526
C000248080 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Nuveen Ultra Short Municipal Managed Accounts Portfolio at NAV
Accumulated Value	$ 10,000				$ 10,058	$ 10,139	$ 10,220		$ 10,282				$ 10,353	$ 10,413
C000238440 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Nuveen High Yield Managed Accounts Portfolio at NAV
Accumulated Value		10,000						10,701							11,845			12,855
C000048022 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Municipal Total Return Managed Accounts Portfolio at NAV
Accumulated Value				$ 10,000							$ 10,967					$ 11,003			$ 11,202		$ 12,182		$ 12,791		$ 13,426	$ 12,160	$ 12,138	$ 12,754	$ 12,665
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000	$ 10,000					10,508				$ 10,012			11,044		$ 9,099	11,417		$ 8,793		$ 9,241		$ 9,554
JP Morgan EMBI Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										JP Morgan EMBI Global Diversified Index
Accumulated Value		10,000						11,393							12,439			13,598
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Municipal Bond Index
Accumulated Value				10,000							10,694					10,722			10,828		11,619		12,242		12,645	11,769	11,878	12,323	12,322
S And P Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										S&P Municipal Bond Index
Accumulated Value	10,000				9,891	10,111	10,162		10,235				10,117	10,155
Bloomberg U S Securitized Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Securitized Index
Accumulated Value		10,000						10,514							11,037			11,417
ICE US Institutional Capital Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										ICE US Institutional Capital Securities Index
Accumulated Value		10,000						10,767							12,103			13,125
Preferred Securities and Income Managed Accounts Portfolio Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Preferred Securities and Income Managed Accounts Portfolio Blended Benchmark
Accumulated Value		10,000						10,479							11,826			12,920
SIFMA Municipal Swap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										SIFMA - Municipal Swap Index
Accumulated Value	$ 10,000				$ 10,061	$ 10,145	$ 10,230		$ 10,302				$ 10,379	$ 10,488
ICE BofA BB B U S Cash Pay High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index
Accumulated Value		$ 10,000						$ 10,756							$ 11,882			$ 12,780
Bloomberg 7 Year Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg 7 Year Municipal Bond Index
Accumulated Value				$ 10,000							$ 10,590					$ 10,674			$ 10,657		$ 11,426		$ 11,992		$ 12,257	$ 11,622	$ 11,673	$ 11,989	$ 12,403